Vessel Operating and Voyage Expenses	6 Months Ended
Jun. 30, 2020
Vessel Operating and Voyage Expenses [Abstract]
Vessel Operating and Voyage Expenses
12.	Vessel Operating and Voyage Expenses:

The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss) are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
Vessel Operating Expenses	2019	2020
Crew & crew related costs	$443,372	$1,291,082
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	223,111	848,575
Lubricants	75,366	130,009
Insurances	60,884	193,912
Tonnage taxes	18,455	53,840
Other	53,072	86,918
Total vessel operating expenses	$874,260	$2,604,336

	Six months ended June 30,	Six months ended June 30,
Voyage expenses	2019	2020
Brokerage commissions	$33,579	$66,585
Port & other expenses	11,895	55,281
Bunkers consumption	—	122,469
Loss on bunkers	12,475	15,265
Total voyage expenses	$57,949	$259,600